Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($)		Oct. 31, 2018 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,555,375		$ 5,800,058
Carrying amount	22,144	[1]	25,422
USD denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	6,495		6,596
GBP denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	685		473
Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 93,611		$ 73,769
Average fixed interest rate	0.0201		0.0221
Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 93,467		$ 73,464
Average fixed interest rate	0.0223		0.0217
Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 40,154		$ 29,119
Average fixed interest rate	0.0195		0.0157
Average exchange rate	1.3034		1.2930
Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 20,357		$ 21,349
Average fixed interest rate	0.0221		0.0211
Average exchange rate	1.4892		1.4908
Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,849		$ 6,353
Average fixed interest rate	0.0257		0.0259
Average exchange rate	1.3348		1.3430
Total Return Swaps [Member] | Equity price risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 316		$ 381
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	3,166,374
Within 1 year [member] | USD denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	6,495
Within 1 year [member] | GBP denominated deposit [member] | Foreign exchange risk [member] | Hedges of net investment in foreign operations [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	685
Within 1 year [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 18,151
Average fixed interest rate	0.0178
Within 1 year [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,300
Average fixed interest rate	0.0226
Within 1 year [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,666
Average fixed interest rate	0.0101
Average exchange rate	1.2938
Within 1 year [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,993
Average fixed interest rate	0.0198
Average exchange rate	1.4719
Within 1 year [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,453
Average fixed interest rate	0.0186
Average exchange rate	1.6026
Within 1 year [member] | Total Return Swaps [Member] | Equity price risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 316
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,670,169
1 to 3 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 27,369
Average fixed interest rate	0.0206
1 to 3 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 32,633
Average fixed interest rate	0.0218
1 to 3 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13,671
Average fixed interest rate	0.0186
Average exchange rate	1.3127
1 to 3 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,464
Average fixed interest rate	0.0242
Average exchange rate	1.4994
1 to 3 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,272
Average fixed interest rate	0.0256
Average exchange rate	1.3199
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 930,729
3 to 5 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 32,852
Average fixed interest rate	0.0219
3 to 5 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 30,708
Average fixed interest rate	0.0222
3 to 5 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 15,039
Average fixed interest rate	0.0248
Average exchange rate	1.3121
3 to 5 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,699
Average fixed interest rate	0.0211
Average exchange rate	1.4894
3 to 5 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 3,202
Average fixed interest rate	0.0292
Average exchange rate	1.1895
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 622,680
5 to 10 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 15,239
Average fixed interest rate	0.0183
5 to 10 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 16,809
Average fixed interest rate	0.023
5 to 10 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 5,527
Average fixed interest rate	0.0159
Average exchange rate	1.2659
5 to 10 years [member] | Foreign exchange risk [member] | Other currency pairs [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 922
Average fixed interest rate	0.0254
Average exchange rate	1.4539
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 165,423
Over 10 years [member] | Interest rate swaps [Member] | Interest rate risk [member] | Fair value hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 17
Average fixed interest rate	0.0236
Over 10 years [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 251
Average fixed interest rate	0.0302
Average exchange rate	1.3122
Over 10 years [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Foreign exchange risk [member] | Cash flow hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 201
Average fixed interest rate	0.0297
Average exchange rate	1.4870

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).